Share-Based Compensation - Schedule of Stock Options Outstanding and Exercisable by Range of Exercise Price (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	6,876,345	7,063,333	5,963,185	5,334,420
Weighted Average Remaining Contractual Life (years)	3 years 1 month 6 days
Weighted Average Exercise Price (cad per share)	$ 2.14	$ 2.72	$ 2.91	$ 3.53
Number Exercisable (shares) | shares	4,718,058	5,039,604	4,420,482
Weighted Average Exercise Price (cad per share)	$ 2.43	$ 2.85	$ 3.01
$0.54 - $1.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	1,799,300
Weighted Average Remaining Contractual Life (years)	4 years 7 months 6 days
Weighted Average Exercise Price (cad per share)	$ 1.14
Number Exercisable (shares) | shares	637,257
Weighted Average Exercise Price (cad per share)	$ 1.13
$0.54 - $1.79 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	1.13
$0.54 - $1.79 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	$ 1.50
$1.80 - $3.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	2,232,850
Weighted Average Remaining Contractual Life (years)	3 years 3 months 18 days
Weighted Average Exercise Price (cad per share)	$ 1.88
Number Exercisable (shares) | shares	1,434,792
Weighted Average Exercise Price (cad per share)	$ 1.94
$1.80 - $3.01 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	1.51
$1.80 - $3.01 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	$ 2.20
$3.02 - $3.90
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	699,689
Weighted Average Remaining Contractual Life (years)	1 year 10 months 24 days
Weighted Average Exercise Price (cad per share)	$ 2.36
Number Exercisable (shares) | shares	699,689
Weighted Average Exercise Price (cad per share)	$ 2.36
$3.02 - $3.90 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	2.21
$3.02 - $3.90 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	$ 2.70
$3.91 - $7.41
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	940,800
Weighted Average Remaining Contractual Life (years)	3 years 2 months 12 days
Weighted Average Exercise Price (cad per share)	$ 2.78
Number Exercisable (shares) | shares	742,614
Weighted Average Exercise Price (cad per share)	$ 2.78
$3.91 - $7.41 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	2.71
$3.91 - $7.41 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	$ 3.11
$7.42 - $52.63
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	1,203,706
Weighted Average Remaining Contractual Life (years)	1 year 2 months 12 days
Weighted Average Exercise Price (cad per share)	$ 3.51
Number Exercisable (shares) | shares	1,203,706
Weighted Average Exercise Price (cad per share)	$ 3.51
$7.42 - $52.63 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	3.12
$7.42 - $52.63 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	$ 7.60